Cover	Nov. 10, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2025
Entity File Number	001-42847
Entity Registrant Name	Chenghe Acquisition III Co.
Entity Central Index Key	0002047177
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	38 Beach Road #29-11
Entity Address, City or Town	South Beach Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	189767
City Area Code	+65
Local Phone Number	9851 8611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	CHECU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CHEC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	CHECW
Security Exchange Name	NASDAQ